Taxation (Schedule of Movement of Valuation Allowance) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Current:
Balance at beginning of the period	$ (1)	$ (2)
Current period addition	(8)	1
Balance at the end of the period	(9)	(1)
Non-current:
Balance at beginning of the period	(321)	(184)
Current period addition	(1,667)	(137)
Balance at the end of the period	$ (1,988)	$ (321)